Commitments (Tables)	6 Months Ended
Jun. 30, 2020
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Schedule of commitments

As of June 30, 2020	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	$ in thousands
Lease agreement	115,283	7,215	22,688	21,235	64,145
License agreements	16,465	1,283	2,534	2,534	10,114
Manufacturing agreements	3,914	3,914	—	—	—
Clinical & R&D agreements	1,446	908	538	—	—
Construction agreements	22,295	22,295	—
Other agreements	34,301	28,462	5,839	—	—

Total contractual obligations	193,703	64,077	31,598	23,769	74,259